[LOGO OF EATON VANCE  Investing
 APPEARS HERE]
                      for the

                      21st             [PHOTO OF THE AMERICAN FLAG APPEARS HERE]

                      Century (R)

Semiannual Report June 30, 1998

                                  EATON VANCE

                                   COMBINED

[PHOTO OF THE                       MONEY
STATUE OF LIBERTY
APPEARS HERE]                    MARKET FUNDS               Cash Management Fund

                                    REPORT
                                                              Liquid Assets Fund

                        [PHOTO OF COLUMN APPEARS HERE]

                                                               Money Market Fund

Eaton Vance Money Market Funds as of June 30, 1998

INVESTMENT UPDATE

[PHOTO OF M. DOZIER GARDNER, PRESIDENT APPEARS HERE]

Investment Environment
--------------------------------------------------------------------------------
     The Economy

 .    In the first half of 1998, the U.S. economy continued to benefit from a confluence of favorable trends, including robust growth, historically low unemployment, and tame inflation.

 .    Gross Domestic Product (GDP), the primary measure of economic growth, increased by a stronger-than-expected 5.4% in the first quarter, before moderating to a 1.4% pase in the second quarter. Meanwhile, the unemployment rate declined from 4.7% in December, 1997, to 4.5% in June, 1998. On the inflation front, the Consumer Price Index (CPI) rose only 1.6% in the 12 months ended June, 1998.

 .    Investors continue to evaluate the potential effect of the Asian economic crisis on the U.S. economy. Thus far in 1998, the effects of the crisis - which include a reduction in U.S. exports of manufactured goods and lower prices for Asian imports - have contributed to a lower inflation rate and expectations of continued low inflation. Not surprisingly, interest rates moved lower. The yield on the 30-year Treasury bond declined from 5.92% at December 31, 1997, to 5.63% at June 30, 1998.

     The Market

 .    Short-term interest rates - which have the strongest influence on this
     Portfolio's investments - drifted lower during the six-month period due to Federal Reserve inactivity and a mild inflation outlook. Commercial paper rates (60-day maturity), in which this Portfolio is primarily invested, averaged 5.49% during the period, trading in a narrow range between 5.58% and 5.42%, as shown in the chart to the right.

 .    The outlook for short-term interest rates will depend on the actions of the
     Federal Reserve. The Fed continues to monitor closely economic activity, casting an especially keen eye on the employment cost index. In recent testimony, Fed Chairman Alan Greenspan suggested that the Fed Funds rate - the key short-term interest rate barometer - is likely to remain fairly stable over the near-term due to the dampening effect of the Asian crisis on the U.S. economy.

The Portfolio
--------------------------------------------------------------------------------
     About The Portfolio

 .    The Portfolio continues to invest only in securities of the highest quality. Each of its commercial paper holdings has been given the top credit rating by at least two nationally recognized statistical rating organizations.

 .    On average, approximately 80% of the assets of the Portfolio is invested in high-quality commercial paper, a commonly used liquid investment for money market funds.

 .    The Portfolio also invests in U.S. Government agency securities, which are not rated officially but are considered to be of high quality.*

 .    The Portfolio's average maturity typically ranges between 30 and 40 days.


60 Day Commercial Paper Rates In 1998

[LINE GRAPH APPEARS HERE]

1/2/98      5.58
            5.55
            5.52
             5.5
            5.49
            5.46
            5.42
            5.44
            5.44
            5.44
            5.44
            5.45
            5.45
            5.44
            5.44
            5.45
            5.45
            5.46
            5.47
            5.47
2/2/98      5.47
            5.46
            5.47
            5.47
            5.46
            5.46
            5.47
            5.47
            5.46
            5.46
            5.46
            5.46
            5.46
            5.46
            5.47
            5.46
            5.49
            5.49
            5.51
3/2/98      5.51
            5.51
            5.51
            5.51
            5.51
            5.51
            5.51
            5.51
            5.51
            5.51
            5.51
            5.51
             5.5
             5.5
             5.5
             5.5
            5.51
            5.51
            5.51
            5.51
            5.51
            5.52
4/1/98      5.51
            5.51
             5.5
            5.48
            5.48
            5.49
            5.49
             5.5
            5.49
            5.49
            5.49
            5.49
            5.49
             5.5
             5.5
             5.5
            5.51
            5.51
            5.52
            5.52
5/1/98      5.51
            5.51
            5.51
             5.5
             5.5
            5.48
            5.49
             5.5
             5.5
             5.5
            5.51
            5.52
             5.5
            5.51
            5.52
            5.51
            5.51
            5.51
            5.51
            5.51
6/1/98      5.51
            5.51
            5.51
            5.51
            5.51
            5.51
            5.51
             5.5
             5.5
             5.5
            5.52
            5.52
            5.53
            5.53
            5.53
            5.53
            5.53
            5.52
            5.54
            5.55
            5.54
6/30/98     5.54

--------------------------------------------------------------------------------
* An investment in one of the Funds is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share.

--------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------------

Eaton Vance Money Market Funds as of June 30, 1998

FINANCIAL STATEMENTS (Unaudited)

Statements of Assets and Liabilities

As of June 30, 1998

                                                                Cash           Liquid           Money
                                                           Management Fund   Assets Fund     Market Fund
----------------------------------------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------------------------------------
Investment in Cash Management Portfolio, at value           $100,333,784     $10,434,578     $29,188,565
Receivable for Fund shares sold                                1,301,422              --         266,477
Receivable from the Administrator                                     --              --           5,882
Deferred organization expenses                                        --              --          12,184
----------------------------------------------------------------------------------------------------------
Total assets                                                $101,635,206     $10,434,578     $29,473,108
----------------------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------------------
Dividends payable                                           $    196,472     $    18,529     $    42,744
Payable for Fund shares redeemed                               1,353,987         239,877          19,725
Payable to affiliate for Trustees' fees                               --              47              40
Other accrued expenses                                            46,428          22,358          17,099
----------------------------------------------------------------------------------------------------------
Total liabilities                                           $  1,596,887     $   280,811     $    79,608
----------------------------------------------------------------------------------------------------------
Net Assets (represented by paid-in-capital)                 $100,038,319     $10,153,767     $29,393,500
----------------------------------------------------------------------------------------------------------

Shares of Beneficial Interest Outstanding
----------------------------------------------------------------------------------------------------------
                                                             100,038,319      10,153,767      29,393,500
----------------------------------------------------------------------------------------------------------

Net Asset Value, Offering and Redemption
Price Per Share
----------------------------------------------------------------------------------------------------------
(Net assets / shares of beneficial interest outstanding)    $       1.00     $      1.00     $      1.00
----------------------------------------------------------------------------------------------------------


                       See notes to financial statements

Eaton Vance Money Market Funds as of June 30, 1998

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended June 30, 1998

                                                                 Cash             Liquid             Money
                                                           Management Fund      Assets Fund       Market Fund
---------------------------------------------------------------------------------------------------------------
Investment Income
---------------------------------------------------------------------------------------------------------------
Interest allocated from Portfolio                             $2,467,101          $323,073          $591,379
Expenses allocated from Portfolio                               (269,694)          (35,381)          (64,637)
---------------------------------------------------------------------------------------------------------------
Net investment income from Portfolio                          $2,197,407          $287,692          $526,742
---------------------------------------------------------------------------------------------------------------

Expenses
---------------------------------------------------------------------------------------------------------------
Trustees fees and expenses                                    $    1,026          $     90          $     82
Distribution and service fees                                         --            13,295            87,124
Transfer and dividend disbursing agent fees                       52,520             6,876            10,542
Custodian fee                                                     44,735             1,922             1,789
Registration fees                                                 18,042            11,613            21,198
Printing and postage                                               9,081             3,871             5,032
Legal and accounting services                                      7,597             7,372             6,473
Amortization of organization expenses                                 --                --             3,451
Miscellaneous                                                      4,562             2,866             5,248
---------------------------------------------------------------------------------------------------------------
Total expenses                                                $  137,563          $ 47,905          $140,939
---------------------------------------------------------------------------------------------------------------
Deduct --
   Preliminary allocation of expenses to the Administrator    $       --          $     --          $  5,882
---------------------------------------------------------------------------------------------------------------
Total expense reductions                                      $       --          $     --          $  5,882
---------------------------------------------------------------------------------------------------------------

Net expenses                                                  $  137,563          $ 47,905          $135,057
---------------------------------------------------------------------------------------------------------------

Net investment income                                         $2,059,844          $239,787          $391,685
---------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Money Market Funds as of June 30, 1998

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended June 30, 1998

                                                                          Cash                Liquid           Money
Increase (Decrease) in Net Assets                                    Management Fund        AssetsFund      Market Fund
---------------------------------------------------------------------------------------------------------------------------
From operations --
    Net investment income                                             $   2,059,844     $     239,787     $     391,685
---------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
    From net Investment income                                        $  (2,059,844)    $    (239,787)    $    (391,685)
---------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
    Proceeds from sale of shares                                      $ 245,405,235     $      54,930     $  44,970,435
    Net asset value of shares issued to shareholders
        in payment of distributions declared                              1,135,100           123,387           260,289
    Cost of shares redeemed                                            (293,245,260)       (3,025,277)      (39,645,926)
---------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets from Fund share transactions    $ (46,704,925)    $  (2,846,960)    $   5,584,798
---------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets                                 $ (46,704,925)    $  (2,846,960)    $   5,584,798
---------------------------------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                $ 146,743,244     $  13,000,727     $  23,808,702
---------------------------------------------------------------------------------------------------------------------------

At end of period                                                      $ 100,038,319     $  10,153,767     $  29,393,500
---------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Money Market Funds as of June 30, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended December 31, 1997

                                                                          Cash               Liquid            Money
Increase (Decrease) in Net Assets                                    Management Fund      Assets Fund       Market Fund
------------------------------------------------------------------------------------------------------------------------------
From operations --
    Net investment income                                             $   4,817,207     $     679,542     $   1,065,668
------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
    From net Investment income                                        $  (4,817,207)    $    (679,542)    $  (1,065,668)
------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
    Proceeds from sale of shares                                      $ 553,471,378     $     138,284     $ 224,831,973
    Net asset value of shares issued to shareholders in payment of        2,926,310           394,175           646,729
        distributions declared
    Cost of shares redeemed                                            (561,345,354)       (7,442,068)     (232,920,194)
------------------------------------------------------------------------------------------------------------------------------

Net decrease in net assets from Fund share transactions               $  (4,947,666)    $  (6,909,609)    $  (7,441,492)
------------------------------------------------------------------------------------------------------------------------------

Net decrease in net assets                                            $  (4,947,666)    $  (6,909,609)    $  (7,441,492)
------------------------------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------------------------------
At beginning of year                                                  $ 151,690,910     $  19,910,336     $  31,250,194
------------------------------------------------------------------------------------------------------------------------------
At end of year                                                        $ 146,743,244     $  13,000,727     $  23,808,702
------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Money Market Funds as of June 30, 1998

FINANCIAL STATEMENTS CONT'D

Financial Highlights

                                                                                         Cash Management Fund
                                                   ---------------------------------------------------------------------------------
                                                   Six Months Ended                     Year Ended December 31,
                                                   June 30, 1998   -----------------------------------------------------------------
                                                   (Unaudited)        1997           1996         1995         1994           1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period              $    1.00     $    1.00      $    1.00     $   1.00     $   1.00      $    1.00
------------------------------------------------------------------------------------------------------------------------------------


Income from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                               $  0.0232     $  0.0478      $  0.0470     $ 0.0522     $ 0.0345      $  0.0251
------------------------------------------------------------------------------------------------------------------------------------


Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                          $ (0.0232)    $ (0.0478)     $ (0.0470)    $(0.0522)    $(0.0345)     $ (0.0251)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of period                    $    1.00     $    1.00      $    1.00     $   1.00     $   1.00      $    1.00
------------------------------------------------------------------------------------------------------------------------------------

Total Return /(1)/                                       2.35%         4.89%          4.82%        5.35%        3.49%          2.54%
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)           $ 100,038     $ 146,743      $ 151,691     $155,251     $111,622      $ 112,200
Ratios (As a percentage of average daily net
    assets):                                             0.93%+        0.78%          0.74%        0.74%        0.84%          0.67%
    Expenses /(2)/
    Net investment income                                4.71%+        4.79%          4.70%        5.22%        3.40%          2.51%
------------------------------------------------------------------------------------------------------------------------------------

+    Annualized.

/(1)/ Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.

/(2)/ Includes the Fund's share of the Portfolio's allocated expenses for the period while the Fund was investing directly in the Portfolio.


                       See notes to financial statements

Eaton Vance Money Market Funds as of June 30, 1998
FINANCIAL STATEMENTS CONT'D
Financial Highlights

                                                                               Liquid Assets Fund
                                             ---------------------------------------------------------------------------------------
                                                                                                                        Year Ended
                                             Six Months Ended                  Year Ended December 31,                   March 31,
                                             June 30, 1998    ---------------------------------------------------------
                                             (Unaudited)      1997        1996        1995        1994         1993*       1993++
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period         $   1.00     $   1.00    $   1.00    $   1.00    $   1.00     $   1.00     $   1.00
------------------------------------------------------------------------------------------------------------------------------------

Income from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                          $ 0.0207     $ 0.0420    $ 0.0432    $ 0.0505    $ 0.0328     $ 0.0113     $ 0.0217
------------------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                     $(0.0207)    $(0.0420)   $(0.0432)   $(0.0505)   $(0.0328)    $(0.0113)    $(0.0217)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of period               $   1.00     $   1.00    $   1.00    $   1.00    $   1.00     $   1.00     $   1.00
------------------------------------------------------------------------------------------------------------------------------------

Total Return/(1)/                                  1.91%        4.29%       4.41%       5.16%       3.29%        1.14%        2.35%
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)      $ 10,154     $ 13,001    $ 19,910    $ 34,026    $118,599     $ 10,566     $ 18,553
Ratios (As a percentage of average daily net
    assets):                                       1.45%+       1.35%       1.13%       0.91%       0.94%        1.49%+       0.92%
    Net expenses/(2)/
    Net investment income                          4.18%+       4.21%       4.31%       5.11%       3.55%        1.66%+       2.33%
------------------------------------------------------------------------------------------------------------------------------------
+   For the periods presented below, the operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average daily net assets):
    Expenses/(2)/                                                                                                1.80%+       1.42%
    Net investment income                                                                                        1.35%+       1.85%
Net investment income per share                                                                              $ 0.0092     $ 0.0171
------------------------------------------------------------------------------------------------------------------------------------

+     Annualized.
++    Audited by the Fund's previous auditors.
* For the nine months ended December 31, 1993. The Liquid Assets Fund changed its fiscal year end from March 31 to December 31, effective December 31, 1993.
/(1)/ Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
/(2)/ Includes the Fund's share of the Portfolio's allocated expenses for the period while the Fund was investing directly in the Portfolio.


                       See notes to financial statements

Eaton Vance Money Market Funds as of June 30, 1998

FINANCIAL STATEMENTS CONT'D

Financial Highlights

                                                                          Money Market Fund
                                              ----------------------------------------------------------------------
                                              Six Months Ended                  Year Ended December 31,
                                              June 30,1998       ---------------------------------------------------
                                              (Unaudited)           1997                1996                1995*
--------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period        $   1.00            $   1.00             $   1.00            $   1.00
--------------------------------------------------------------------------------------------------------------------

Income from operations
----------------------------------------------------------------------------------------------------------------------
Net investment income                         $ 0.0184            $ 0.0381             $ 0.0370            $ 0.0312
----------------------------------------------------------------------------------------------------------------------


Less distributions
----------------------------------------------------------------------------------------------------------------------
From net investment income                    $(0.0184)           $(0.0381)            $(0.0370)           $(0.0312)
----------------------------------------------------------------------------------------------------------------------


Net asset value -- End of period              $   1.00            $   1.00             $   1.00            $   1.00
----------------------------------------------------------------------------------------------------------------------


Total Return/(1)/                                 1.69%               3.88%                3.77%               3.17%
----------------------------------------------------------------------------------------------------------------------


Ratios/Supplemental Data+
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)     $ 29,394            $ 23,809             $ 31,250            $ 12,951
Ratios (As a percentage of average daily net
   assets):                                       1.90%+              1.73%                1.73%               1.68%+
   Net expenses/(2)/
   Net investment income                          3.72%+              3.83%                3.70%               4.19%+
----------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Fund may reflect an allocation of expenses to the Administrator. Had such action not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net
   assets):                                       1.96%+              1.82%                1.76%               1.85%+
   Expenses/(2)/
   Net investment income                          3.68%+              3.74%                3.66%               4.03%+
Net investment income per share               $ 0.0182            $ 0.0372             $ 0.0367            $ 0.0300
----------------------------------------------------------------------------------------------------------------------

+     Annualized.
* For the period from the start of business, April 5, 1995, to December 31, 1995.

/(1)/ Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.

/(2)/ Includes the Fund's share of the Portfolio's allocated expenses.


                       See notes to financial statements

Eaton Vance Money Market Funds as of June 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited)


1 Significant Accounting Policies
  ------------------------------------------------------------------------------
  Eaton Vance Mutual Funds Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as amended (1940 Act), as an open-end management investment company. The Trust presently consists of fifteen Series, three of which are included in these financial statements. They include Eaton Vance Cash Management Fund ("Cash Management Fund"), Eaton Vance Liquid Assets Fund ("Liquid Assets Fund") and Eaton Vance Money Market Fund ("Money Market Fund") (individually, the "Fund", collectively the "Funds") each of which is registered under the 1940 Act, as diversified, open-end management investment companies seeking high income consistent with the preservation of capital and maintenance of liquidity.

  The Funds invest all of their investable assets in interests in the Cash Management Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Funds. The value of each Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (71.7% for Cash Management Fund, 7.5% for Liquid Assets Fund and 20.8% for Money Market Fund at June 30, 1998). The performance of each Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each of the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

  B Income -- The Funds' net investment income consists of each Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of each Fund determined in accordance with generally accepted accounting principles. Prior to Cash Management Fund's and Liquid Asset Fund's investment in the Portfolio, these Funds held their investments directly. For investments held directly, interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

  C Federal Taxes -- The Funds' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 1997, Liquid Assets Fund, for federal income tax purposes, had a capital loss carryover of $6,926, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on December 31, 2001.

  D Deferred Organization Expenses -- Costs incurred by the Money Market Fund in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

  E Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

  F Other -- Investment transactions are accounted for on a trade date basis.

  G Interim Financial Information -- The interim financial statements relating to June 30, 1998 and for the six month period then ended have not been audited by independent certified public accountants, but in the opinion of the Funds' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
  ------------------------------------------------------------------------------
  The net investment income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash.

Eaton Vance Money Market Funds as of June 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


  The Funds distinguish between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
  ------------------------------------------------------------------------------
  The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest, with no par value. Transactions in Fund shares were as follows:

                                               Cash Management Fund
                                      ------------------------------------------
                                      Six Months Ended
                                      June 30, 1998      Year Ended
                                      (Unaudited)        December 31, 1997
--------------------------------------------------------------------------------
   Sales                                245,405,235          553,471,378

   Issued to shareholders electing
     to receive payments of
     distributions in Fund shares         1,135,100            2,926,310

   Redemptions                         (293,245,260)        (561,345,354)
--------------------------------------------------------------------------------
   Net decrease                         (46,704,925)          (4,947,666)
--------------------------------------------------------------------------------

                                                Liquid Assets Fund
                                      ------------------------------------------
                                      Six Months Ended
                                      June 30, 1998      Year Ended
                                      (Unaudited)        December 31, 1997
--------------------------------------------------------------------------------
   Sales                                     54,930              138,284

   Issued to shareholders electing
     to receive payments of
     distributions in Fund shares           123,387              394,175

   Redemptions                           (3,025,277)          (7,442,068)
--------------------------------------------------------------------------------
   Net decrease                          (2,846,960)          (6,909,609)
--------------------------------------------------------------------------------

                                                Money Market Fund
                                      ------------------------------------------
                                      Six Months Ended
                                      June 30, 1998      Year Ended
                                      (Unaudited)        December 31, 1997
--------------------------------------------------------------------------------
   Sales                                 44,970,435          224,831,973

   Issued to shareholders electing
     to receive payments of
     distributions in Fund shares           260,289              646,729

   Redemptions                          (39,645,926)        (232,920,194)
--------------------------------------------------------------------------------
   Net increase (decrease)                5,584,798           (7,441,492)
--------------------------------------------------------------------------------


4 Transactions with Affiliates
  ------------------------------------------------------------------------------
  Eaton Vance Management (EVM) serves as the administrator of the Funds, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. To enhance the net income of the Money Market Fund for the six months ended June 30, 1998, $5,882 of expenses related to the operation of the Fund were allocated to EVM on a preliminary basis. Except as to Trustees of the Funds and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each fund out of such investment adviser fee. Certain of the officers and Trustees of the Funds and Portfolio are officers and directors/trustees of the above organizations.

5 Distribution Plan
  ------------------------------------------------------------------------------
  Money Market Fund and Liquid Assets Fund have adopted distribution plans (individually the "Plan" and collectively the "Plans") pursuant to Rule 12b-1 under the 1940 Act. The Plan for Money Market Fund requires the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), amounts equal to 0.75% of the Fund's average daily net assets, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges. The Plan for Liquid Assets Fund does not provide for annual payments to EVD for providing such services and facilities, however, the Plan does require the Fund to calculate outstanding Uncovered Distribution Charges.

Eaton Vance Money Market Funds as of June 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


  Each Fund's balance of Uncovered Distribution Charges is equivalent to the sum of (i) 6.25% (5% for Liquid Assets Fund) of the aggregate amount received by the Fund for share sold plus (ii) distribution fees calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (Note 6) and amounts theretofore paid to EVD. For the six months ended June 30, 1998, Money Market Fund paid $78,720 to EVD, representing 0.75% (annualized) of the Fund's average daily net assets. At June 30, 1998, the amount of Uncovered Distribution Charges of EVD calculated under the Plan for Money Market Fund and Liquid Assets Fund were approximately $4,276,000 and $2,269,000, respectively.

  In addition, the Plan authorized the Funds to make payments of service fees to the Principal Underwriter, Authorized Firms and other persons in amounts not exceeding 0.25% of each Fund's average daily net assets. The Trustees of the Funds had initially implemented the Plans by authorizing the Funds to make quarterly service fee payments to the Principal Underwriter and Authorized Firms in amounts not expected to exceed 0.15% (0.25% for Liquid Assets Fund) per annum of each Fund's average daily net assets based on the value of the Fund shares sold by such persons and remaining outstanding for at least one year. For the six months ended June 30, 1998, Money Market Fund and Liquid Assets Fund paid service fees to EVD and Authorized Firms in the amount of $8,404 and $13,295 respectively. Service fee payments are made for personal services and/or maintenance of shareholder accounts. Service fees paid to EVD and Authorized Firms were separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD.

  Certain of the officers and Trustees of the Funds are officers or directors of EVD.

6 Contingent Deferred Sales Charge
  ------------------------------------------------------------------------------
  A contingent deferred sales charge (CDSC) is imposed on any redemption of shares from either Money Market Fund or Liquid Assets Fund made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The CDSC is imposed at rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Funds' Distribution Plans. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the respective Funds. EVD received approximately $113,000 and $18,000 of CDSC paid by shareholders for the six months ended June 30, 1998 for the Money Market Fund and Liquid Assets Fund, respectively.

7 Investment Transactions
  ------------------------------------------------------------------------------
  Increases and decreases in the Funds' investment in the Portfolio for the six months ended June 30, 1998 were as follows:

  Cash Management Fund
  ------------------------------------------------------------------------------
  Increases                                                $245,316,036
  Decreases                                                 294,008,834

  Liquid Assets Fund
  ------------------------------------------------------------------------------
  Increases                                                $     71,671
  Decreases                                                   3,073,175

  Money Market Fund
  ------------------------------------------------------------------------------
  Increases                                                $ 44,856,868
  Decreases                                                  39,957,683

Cash Management Portfolio as of June 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)

Commercial Paper -- 78.4%

Ratings
(Unaudited)
-----------------   Principal
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)    Security                          Value
--------------------------------------------------------------------------------

Agricultural Services -- 1.1%
--------------------------------------------------------------------------------
P-1       A-1+      $ 1,500     Cargill, Inc., 5.49%,
                                7/29/98                           $  1,493,595
--------------------------------------------------------------------------------
                                                                  $  1,493,595
--------------------------------------------------------------------------------

Automotive -- 1.8%
--------------------------------------------------------------------------------
P-1       A-1       $ 1,000     Ford Motor Credit Co.,
                                5.52%, 7/8/98                     $    998,927
--------------------------------------------------------------------------------
P-1       A-1         1,500     General Motor Acceptance
                                Corp., 5.55%, 7/27/98                1,493,988
--------------------------------------------------------------------------------
                                                                  $  2,492,915
--------------------------------------------------------------------------------

Banking and Finance -- 23.5%
--------------------------------------------------------------------------------
P-1       A-1       $ 3,000     American Express Credit
                                Corp., 5.52%, 7/29/98             $  2,987,120
P-1       A-1+        3,300     Asset Securitization
                                Coop. Corp., 5.53%,
                                7/7/98/(1)/                          3,296,959
P-1       A-1+        2,000     Associates Corp. of No.
                                America, 5.48%, 9/4/98               1,980,211
P-1       A-1+        2,000     Associates Corp. of No.
                                America, 5.52%, 9/23/98              1,974,240
P-1       A-1+        2,000     CIESCO, 5.48%, 7/22/98/(1)/          1,993,606
P-1       A-1+        1,500     CIESCO, 5.50%, 8/19/98/(1)/          1,488,771
P-1       A-1         1,705     CIT Group Holdings, Inc.,
                                5.51%, 7/20/98                       1,700,042
P-1       A-1+        2,500     Corporate Asset Funding
                                Co., 5.51%, 7/21/98/(1)/             2,492,347
P-1       A-1+        2,000     Corporate Receivables
                                Corp., 5.51%, 8/12/98                1,987,143
P-1       A-1+        2,500     CXC, Inc., 5.53%,
                                7/28/98/(1)/                         2,489,631
P-1       A-1+        1,240     Delaware Funding Corp.,
                                5.52%, 8/19/98/(1)/                  1,230,683
P-1       A-1+        1,138     Delaware Funding Corp.,
                                5.54%, 7/22/98/(1)/                  1,134,323
P-1       A-1+        2,700     John Hancock Capital
                                Corp., 5.50%, 7/6/98/(1)/            2,697,938
P-1       A-1+        1,000     Mid-States Corp. Federal
                                Credit Union, 5.62%,
                                7/24/98                                996,409
P-1       A-1+        1,500     Mid-States Corp. Federal
                                Credit Union, 5.62%,
                                7/16/98                              1,496,488
P-1       A-1+        3,000     Norwest Financial, Inc.,
                                5.47%, 8/14/98                       2,979,943
--------------------------------------------------------------------------------
                                                                  $ 32,925,854
--------------------------------------------------------------------------------

Business Products and Services -- 1.4%
P-1       A-1+      $ 1,990     Pitney Bowes Credit Corp.,
                                6.05%, 7/1/98                     $  1,990,000
--------------------------------------------------------------------------------
                                                                  $  1,990,000
--------------------------------------------------------------------------------

Chemicals -- 1.8%
--------------------------------------------------------------------------------
P-1       A-1+      $ 2,500     E.I. Dupont de Nemours &
                                Co., 5.50%, 7/30/98/(1)/          $  2,488,923
--------------------------------------------------------------------------------
                                                                  $  2,488,923
--------------------------------------------------------------------------------

Electric Utilities -- 4.2%
--------------------------------------------------------------------------------
P-1       A-1+      $ 1,770     National Rural Utilities
                                Coop. Finance Corp,
                                5.50%, 8/13/98                    $  1,758,372
P-1       A-1+          295     National Rural Utilities
                                Coop. Finance Corp.,
                                5.49%, 7/24/98                         293,965
P-1       A-1         1,400     Potomac Electric Power
                                Co., 5.60%, 7/27/98                  1,394,338
P-1       A-1+        2,500     Teco Finance, Inc.,
                                5.50%, 8/7/98/(1)/                   2,485,868
--------------------------------------------------------------------------------
                                                                  $  5,932,543
--------------------------------------------------------------------------------

Electrical and Electronic Equipment -- 5.7%
--------------------------------------------------------------------------------
P-1       A-1+      $ 2,000     General Electric Capital
                                Corp., 5.50%, 8/28/98             $  1,982,278
P-1       A-1+        1,500     General Electric Capital
                                Corp., 5.50%, 8/3/98                 1,492,438
P-1       A-1+        1,500     General Electric Capital
                                Corp., 5.51%, 7/30/98                1,493,342
P-1       A-1+        3,000     Motorola Credit Corp.,
                                5.49%, 7/14/98                       2,994,053
--------------------------------------------------------------------------------
                                                                  $  7,962,111
--------------------------------------------------------------------------------

Food and Beverages -- 7.6%
--------------------------------------------------------------------------------
P-1       A-1       $ 1,300     Anheuser Busch Co., Inc.,
                                5.50%, 7/8/98                     $  1,298,610
P-1       A-1+        3,500     Coca-Cola Co., 5.49%,
                                7/24/98                              3,487,724
P-1       A-1         1,310     Heinz (H.J.) Co.,
                                5.50%, 7/23/98                       1,305,597
P-1       A-1+        1,500     Kellogg Co., 5.54%, 8/6/98           1,491,690
P-1       A-1+        3,000     Nestle Capital Corp.,
                                5.46%, 7/13/98                       2,994,540
--------------------------------------------------------------------------------
                                                                  $ 10,578,161
--------------------------------------------------------------------------------

                       See notes to financial statements

Cash Management Portfolio as of June 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings
(Unaudited)
-----------------   Principal
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)    Security                          Value
--------------------------------------------------------------------------------

Gas Utilities -- 0.5%
--------------------------------------------------------------------------------
P-1       A-1+      $   720     Consolidated Natural Gas,
                                5.50%, 7/7/98                     $    719,340
--------------------------------------------------------------------------------
                                                                  $    719,340
--------------------------------------------------------------------------------

Household Products -- 4.3%
--------------------------------------------------------------------------------
P-1       A-1+      $ 1,995     Procter and Gamble Co.,
                                5.47%, 9/14/98                    $  1,972,265
P-1       A-1+        3,000     Unilever Capital Corp.,
                                5.48%, 7/17/98/(1)/                  2,992,693
P-1       A-1+        1,000     Unilever Capital Corp.,
                                5.50%, 7/21/98/(1)/                    996,945
--------------------------------------------------------------------------------
                                                                  $  5,961,903
--------------------------------------------------------------------------------

Insurance -- 8.6%
--------------------------------------------------------------------------------
P-1       A-1+      $ 3,000     AI Credit Corp., 5.45%,
                                7/17/98                           $  2,992,734
P-1       A-1+          997     AIG Funding, Inc.,
                                6.10%, 7/1/98                          997,000
P-1       A-1+        2,000     American General Corp.,
                                5.50%, 7/6/98                        1,998,473
P-1       A-1+        1,900     MetLife Funding, Inc.,
                                5.52%, 7/23/98                       1,893,591
P-1       A-1         1,000     Prudential Funding Corp.,
                                5.53%, 7/6/98                          999,232
P-1       A-1+        2,800     USAA Capital Corp.,
                                5.45%, 7/9/98                        2,796,609
P-1       A-1+          395     USAA Capital Corp.,
                                5.48%, 7/24/98                         393,617
--------------------------------------------------------------------------------
                                                                  $ 12,071,256
--------------------------------------------------------------------------------

Leasing -- 0.9%
--------------------------------------------------------------------------------
P-1       A-1+      $ 1,340     Greenwich Asset Fund,
                                Inc., 5.52%, 7/13/98/(1)/         $  1,337,534
--------------------------------------------------------------------------------
                                                                  $  1,337,534
--------------------------------------------------------------------------------

Oil -- 5.7%
--------------------------------------------------------------------------------
P-1       A-1+      $ 2,000     Chevron USA, Inc.,
                                5.49%, 8/21/98                    $  1,984,445
P-1       A-1+        3,000     Chevron USA, Inc.,
                                5.50%, 7/15/98                       2,993,583
P-1       A-1+        1,000     Cortez Capital Corp.,
                                5.54%, 7/30/98/(1)/                    995,537
P-1       A-1+        2,000     Exxon Imperial U.S., Inc.,
                                5.47%, 7/10/98/(1)/                  1,997,265
--------------------------------------------------------------------------------
                                                                  $  7,970,830
--------------------------------------------------------------------------------

Pharmaceutical -- 6.6%
--------------------------------------------------------------------------------
P-1       A-1+      $ 2,000     Novartis Finance Corp.,
                                5.52%, 8/10/98/(1)/               $  1,987,733
P-1       A-1+        2,300     Novartis Finance Corp.,
                                5.52%, 8/18/98/(1)/                  2,283,072
P-1       A-1+        4,000     Schering Corp., 5.60%,
                                7/13/98                              3,992,533
P-1       A-1+        1,000     Smithkline Beecham Corp.,
                                5.51%, 8/18/98                         992,653
--------------------------------------------------------------------------------
                                                                  $  9,255,991
--------------------------------------------------------------------------------

Retail -- 1.0%
--------------------------------------------------------------------------------
P-1       A-1       $ 1,400     JC Penney Funding Corp.,
                                5.53%, 7/20/98/(1)/               $  1,395,914
--------------------------------------------------------------------------------
                                                                  $  1,395,914
--------------------------------------------------------------------------------

Telecommunications -- 3.7%
--------------------------------------------------------------------------------
P-1       A-1+      $ 1,500     Ameritech Corp.,
                                5.50%, 8/5/98/(1)/                $  1,491,979
P-1       A-1+        1,200     Bellsouth
                                Telecommunications, Inc.,
                                5.49%, 9/10/98                       1,187,007
P-1       A-1+        2,500     SBC Communications, Inc.,
                                5.49%, 8/26/98/(1)/                  2,478,650
--------------------------------------------------------------------------------
                                                                  $  5,157,636
--------------------------------------------------------------------------------

Total Commercial Paper, at value
    (identified cost $109,734,506)                                $109,734,506
--------------------------------------------------------------------------------

                       See notes to financial statements

Cash Management Portfolio as of June 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

U.S. Government Obligations -- 21.6%%



                    Principal
                    Amount
                    (000's
                    omitted)    Security                     Value
--------------------------------------------------------------------------------
                    $ 2,475     FHLMC Discount Notes,
                                5.40%, 7/16/98              $  2,469,431
                     20,000     FNMA Discount Notes,
                                5.463%, 8/13/98               19,869,495
                      8,000     FNMA Discount Notes,
                                5.43%, 9/24/98                 7,897,433
--------------------------------------------------------------------------------

Total U.S. Government Obligations, at value
    (identified cost $30,236,359)                           $ 30,236,359
--------------------------------------------------------------------------------


Total Investments -- 100.0%
    (identified cost $139,970,865)                          $139,970,865
--------------------------------------------------------------------------------

Other Assets, Less Liabilities -- 0.0%                      $    (13,938)
--------------------------------------------------------------------------------


Net Assets -- 100%                                          $139,956,927
--------------------------------------------------------------------------------

FHLMC-Federal Home Mortgage Corporation (Freddie Mac)
FNMA-Federal National Mortgage Association (Fannie Mae)

/(1)/ A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held have been deemed by the Portfolio's Trustees to be liquid and were purchased with the expectation that resale would not be necessary. At June 30, 1998, the value of these securities amounted to $39,756,371 or 28.4% of the Portfolio's net assets.

                       See notes to financial statements

Cash Management Portfolio as of June 30, 1998
FINANCIAL STATEMENTS (Unaudited)
Statement of Assets and Liabilities


As of June 30, 1998
Assets
---------------------------------------------------------------------------
Investments, at value                                       $139,970,865
Cash                                                                 613
Deferred organization expenses                                     2,282
---------------------------------------------------------------------------

Total assets                                                $139,973,760
---------------------------------------------------------------------------


Liabilities
---------------------------------------------------------------------------
Payable to affiliate for Trustees' fees                     $      1,133
Other accrued expenses                                            15,700
---------------------------------------------------------------------------

Total liabilities                                           $     16,833
---------------------------------------------------------------------------

Net Assets (representing paid-in-capital)                   $139,956,927
---------------------------------------------------------------------------


Sources of Net Assets
---------------------------------------------------------------------------
Net proceeds from capital contributions and
    withdrawals                                             $139,956,927
---------------------------------------------------------------------------
Total                                                       $139,956,927
---------------------------------------------------------------------------

Statement of Operations


For the Six Months Ended
June 30, 1998
Investment Income
---------------------------------------------------------------------------
Interest                                                    $  3,381,553
---------------------------------------------------------------------------


Expenses
---------------------------------------------------------------------------
Investment adviser fee                                      $    304,298

Trustees fees and expenses                                         3,125

Custodian fee                                                     36,987

Legal and accounting services                                     14,516

Amortization of organization expenses                              1,352

Miscellaneous                                                      9,434
---------------------------------------------------------------------------
Total expenses                                              $    369,712
---------------------------------------------------------------------------


Net investment income                                       $  3,011,841
---------------------------------------------------------------------------


                       See notes to financial statements
                                      16

Cash Management Portfolio as of June 30, 1998

FINANCIAL STATEMENTS CONT'D
Statements of Changes in Net Assets

                                        Six Months Ended
Increase (Decrease)                     June 30, 1998        Year Ended
in Net Assets                           (Unaudited)          December 31, 1997
-------------------------------------------------------------------------------

From operations --
    Net investment income                 $   3,011,841         $   7,185,996
-------------------------------------------------------------------------------

Capital transactions --
    Contributions                         $ 290,244,575         $ 791,713,159
    Withdrawals                            (337,039,692)         (806,819,022)
-------------------------------------------------------------------------------

Net decrease in net assets
    from capital transactions             $ (46,795,117)        $ (15,105,863)
------------------------------------------------------------------------------

Net decrease in net assets                $ (43,783,276)        $  (7,919,867)
------------------------------------------------------------------------------


Net Assets
------------------------------------------------------------------------------
At beginning of period                    $ 183,740,203         $ 191,660,070
------------------------------------------------------------------------------
At end of period                          $ 139,956,927         $ 183,740,203
------------------------------------------------------------------------------


                       See notes to financial statements
                                      17

Cash Management Portfolio as of June 30, 1998

FINANCIAL STATEMENTS CONT'D
Supplementary Data


                                                Six Months Ended           Year Ended December 31,
                                                June 30, 1998   ---------------------------------------------
                                                (Unaudited)       1997       1996        1995       1994*
-------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
-------------------------------------------------------------------------------------------------------------
Expenses                                          0.61%+          0.59%       0.59%      0.60%      0.58%+
Net investment income                             5.00%+          4.96%       4.83%      5.36%      4.22%+
-------------------------------------------------------------------------------------------------------------

+ Annualized.
* For the period from the start of business, May 2, 1994, to December 31, 1994.


                       See notes to financial statements
                                      18

Cash Management Portfolio as of June 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited)


1 Significant Accounting Policies
  ------------------------------------------------------------------------------
  Cash Management Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

  A Security Valuation -- The Portfolio values investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the Investment Company Act of 1940, pursuant to which the Portfolio must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. It is the normal practice of the Portfolio to hold portfolio securities to maturity and realize par value unless such sale or other disposition is mandated by withdrawal requests or other extraordinary circumstances.

  B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount when required for federal income tax purposes.

  C Income Taxes -- The Portfolio has elected to be treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

  D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

  E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of operating expenses on the Statement of Operations.

  F Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

  G Other -- Investment transactions are accounted for on a trade date basis.

  H Interim Financial Information -- The interim financial statements relating to June 30, 1998 and for the six month period then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.


2 Investment Adviser Fee and Other Transactions with Affiliates
  ------------------------------------------------------------------------------
  The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the rate of 1/2 of 1% per annum of the Portfolio's average daily net assets and amounted to $304,298 for the six months ended June 30, 1998. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee.

  Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations.

Cash Management Portfolio as of June 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


3 Line of Credit
  ------------------------------------------------------------------------------
  The Portfolio participates with other portfolios and funds managed by BMR or EVM and its affiliates in a $100 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period.

4 Investments
  ------------------------------------------------------------------------------
  Purchases and sales (including maturities) of investments, during the six months ended June 30, 1998, exclusive of U.S. Government securities, aggregated $455,763,326 and $434,622,741, respectively. Purchases and sales (including maturities) of U.S. Government Agency securities aggregated $273,732,705 and $338,489,942, respectively.

Eaton Vance Money Market Funds  as of June 30, 1998

INVESTMENT MANAGEMENT


Eaton Vance Mutual Funds Trust

Officers

M. Dozier Gardner
President and Trustee

James B. Hawkes
Vice President and Trustee

William H. Ahern, Jr.
Vice President

Thomas J. Fetter
Vice President

Robert B. MacIntosh
Vice President

Michael B. Terry
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Independent Trustees

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant


Cash Management Portfolio

Officers

M. Dozier Gardner
President and Trustee

James B. Hawkes
Vice President and Trustee

Michael B. Terry
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Independent Trustees

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant



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Portfolio Investment Adviser
Boston Management and Research
24 Federal Street
Boston, MA 02110

Fund Administrator
Eaton Vance Management
24 Federal Street
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian
Investors Bank & Trust Company
200 Clarendon Street, 16th Floor
Boston, MA 02116

Transfer Agent
First Data Investor Services Group
Attention: Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123



Eaton Vance
Mutual Funds Trust
24 Federal Street
Boston, MA 02110


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This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
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